Shareholder Report, Average Annual Return (Details)	6 Months Ended	10 Months Ended	12 Months Ended	23 Months Ended	28 Months Ended	34 Months Ended	35 Months Ended	37 Months Ended	57 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class R6
Average Annual Return, Percent	7.88%		12.82%							9.83%	9.47%
William Blair Emerging Markets Small Cap Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class I
Average Annual Return, Percent	10.32%		20.31%							10.50%		5.93%
William Blair Emerging Markets ex China Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class R6
Average Annual Return, Percent	13.91%		25.22%	16.35%
William Blair Emerging Markets ex China Growth Fund (Class I)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class I
Average Annual Return, Percent	13.83%		25.12%	16.24%
William Blair Emerging Markets Growth Fund (Class R6)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class R6
Average Annual Return, Percent	12.78%		18.06%							6.03%		4.31%
William Blair Emerging Markets Growth Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class N
Average Annual Return, Percent	12.60%		17.70%							5.69%		3.96%
William Blair Emerging Markets Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class I
Average Annual Return, Percent	12.67%		17.95%							5.95%		4.22%
William Blair Emerging Markets Leaders Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class R6
Average Annual Return, Percent	4.46%		5.86%							1.31%		2.12%
William Blair Emerging Markets Leaders Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class N
Average Annual Return, Percent	4.47%		5.61%							1.03%		1.79%
William Blair Emerging Markets Leaders Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class I
Average Annual Return, Percent	4.45%		5.89%							1.26%		2.06%
William Blair International Small Cap Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class R6
Average Annual Return, Percent	(2.09%)		3.24%							3.49%		3.09%
William Blair International Small Cap Growth Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class N
Average Annual Return, Percent	(2.21%)		2.97%							3.13%		2.72%
William Blair International Small Cap Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class I
Average Annual Return, Percent	(2.10%)		3.20%							3.39%		3.00%
William Blair Institutional International Growth Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional International Growth Fund
Average Annual Return, Percent	4.58%		8.24%							6.51%		4.88%
William Blair International Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class R6
Average Annual Return, Percent	4.60%		8.52%							6.44%	6.65%
William Blair International Growth Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class N
Average Annual Return, Percent	4.47%		8.23%							6.08%		4.44%
William Blair International Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class I
Average Annual Return, Percent	4.60%		8.48%							6.37%		4.74%
C000116470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class R6
Average Annual Return, Percent	5.96%		7.43%							5.54%		6.31%
C000116468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class N
Average Annual Return, Percent	5.81%		7.11%							5.22%		5.97%
William Blair International Leaders Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class I
Average Annual Return, Percent	5.97%		7.38%							5.48%		6.23%
C000053609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class R6
Average Annual Return, Percent	8.06%		12.06%							9.63%		9.05%
C000053607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class N
Average Annual Return, Percent	7.96%		11.75%							9.31%		8.71%
C000053608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class I
Average Annual Return, Percent	8.06%		12.08%							9.57%		9.00%
C000211717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class R6
Average Annual Return, Percent	(1.88%)		6.64%				1.78%
C000023531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class N
Average Annual Return, Percent	(2.05%)		6.29%				1.43%
C000023532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class I
Average Annual Return, Percent	(1.95%)		6.54%							6.69%		7.11%
C000023540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class N
Average Annual Return, Percent	7.71%		12.46%							9.48%		10.34%
C000023541 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class I
Average Annual Return, Percent	7.84%		12.73%							9.76%		10.61%
William Blair Small-Mid Cap Value Fund Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class R6
Average Annual Return, Percent	(0.75%)	5.70%
William Blair Small-Mid CapValue Fund CLASS I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class I
Average Annual Return, Percent	(0.75%)	5.65%
William Blair Small-Mid Cap Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class R6
Average Annual Return, Percent	1.34%		6.90%							6.87%	7.24%
Small-Mid Cap Growth Fund Class N [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class N
Average Annual Return, Percent	1.20%		6.63%							6.55%		9.72%
C000023543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class I
Average Annual Return, Percent	1.34%		6.89%							6.82%		10.01%
Small-Mid Cap Core Fund Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class R6
Average Annual Return, Percent	0.13%		4.92%						9.46%
William Blair Small-Mid Cap Core Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class I
Average Annual Return, Percent	0.07%		4.88%						9.41%
William Blair Mid Cap Value Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class R6
Average Annual Return, Percent	1.66%		8.75%		2.97%
William Blair Mid Cap Value Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class I
Average Annual Return, Percent	1.66%		8.70%		2.94%
William Blair Large Cap Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class R6
Average Annual Return, Percent	20.50%		35.32%							17.13%	17.44%
William Blair Large Cap Growth Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class N
Average Annual Return, Percent	20.31%		34.88%							16.78%		15.75%
William Blair Large Cap Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class I
Average Annual Return, Percent	20.50%		35.20%							17.08%		16.05%
William Blair Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class R6
Average Annual Return, Percent	13.87%		24.79%							14.94%	14.99%
William Blair China Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class R6
Average Annual Return, Percent	3.30%		(7.89%)			(21.40%)
William Blair China Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class I
Average Annual Return, Percent	3.29%		(7.98%)			(21.35%)
William Blair Emerging Markets Small Cap Growth Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class R6
Average Annual Return, Percent	10.34%		20.42%							10.56%		6.00%
William Blair Emerging Markets Small Cap Growth Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class N
Average Annual Return, Percent	10.22%		20.10%							10.23%		5.64%
William Blair Emerging Markets Debt Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class R6
Average Annual Return, Percent	4.05%		12.28%					(1.05%)
William Blair Emerging Markets Debt Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class I
Average Annual Return, Percent	4.02%		12.20%					(1.10%)
William Blair Growth Fund Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class N
Average Annual Return, Percent	13.61%		24.42%							14.54%		12.98%
William Blair Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Fund Class I
Average Annual Return, Percent	13.86%		24.73%							14.86%		13.31%
MSCI Emerging Markets Small Cap Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index (net)
Average Annual Return, Percent	7.04%		20.04%							9.99%		5.15%
MSCI Emerging Markets ex-China IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China IMI (net)
Average Annual Return, Percent	8.38%		19.32%	14.56%
MSCI Emerging Markets IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI (net)
Average Annual Return, Percent	7.41%		13.56%							3.93%		3.09%
MSCI Emerging Markets Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	7.49%		12.55%							3.10%		2.79%
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%		11.26%							6.13%		4.44%
MSCI All Country World ex-U.S. IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. IMI (net)
Average Annual Return, Percent	5.28%		11.57%							5.62%		3.92%
MSCI All Country World IMI (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI (net)
Average Annual Return, Percent	10.28%		18.40%							10.36%		8.17%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	(0.85%)		10.90%							7.07%		6.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	13.56%		23.13%		12.09%						13.84%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent											6.12%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	1.50%	12.22%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	3.93%		9.02%							7.58%		8.77%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	2.35%		10.47%						9.06%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	4.54%		11.98%		4.52%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	14.24%		23.88%							14.61%	14.31%	12.51%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	20.70%		33.48%							19.34%	18.86%	16.33%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.29%		24.56%							15.05%	14.76%	12.86%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Average Annual Return, Percent	19.90%		32.22%							18.55%	18.09%	15.75%
MSCI China All Shares Index (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (net)
Average Annual Return, Percent	2.28%		(4.39%)			(13.18%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(3.16%)		0.93%					(5.58%)
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net)
Average Annual Return, Percent	2.34%		9.23%					(2.22%)